Condensed financial information of the Company	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the Company

26. Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$231,694	$1,198,204
Deferred expenses	49,125	46,500
Prepayment and other current assets	70,000	—
Amounts due from subsidiaries and VIE	3,791,734	3,766,314
Investment in subsidiaries and VIE	17,358,111	22,721,204
TOTAL ASSETS	$21,500,664	$27,732,222
LIABILITIES
Current liabilities:
Amounts due to related parties	2,107	2,107
Amounts due to subsidiaries and VIE	—	—
Other payables	—	775,873
TOTAL LIABILITIES	$2,107	$777,980

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained earnings	3,389,754	8,111,900
Accumulated other comprehensive income/(loss)	(1,695,174)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	$21,498,557	$26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,500,664	$27,732,222

Condensed statements of income

	For the years ended March 31,
	2024	2023	2022
General and administrative expenses	$(825,582)	$(2,226,956)	$(2,790,459)
Investment loss, net		—	—
Share of profit in subsidiaries and VIE	(4,629,554)	(18,678,368)	1,476,806
Others, net	732,990	(1,661)	(86,639)
Income before income tax provision	(4,722,146)	(20,906,985)	(1,400,292)
Provision for income tax	—	—	—
Net profit	$(4,722,146)	$(20,906,985)	$(1,400,292)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Condensed cash flow

	For the year ended March 31,
	2024	2023	2022
Net cash used in operating activities	$(966,510)	$(1,779,420)	$(3,157,114)
Net cash provided by (used in) investing activities	—	(645,000)	3,043,030
Net cash provided by financing activities	—	1,000,000	—
Net cash inflow(outflow)	$(966,510)	$(1,424,420)	$(114,084)

Condensed statements of comprehensive income

	For the years ended March 31,
	2024	2023	2022
Net loss	$(4,722,146)	$(20,906,985)	$(1,400,292)
Other comprehensive income	(733,539)	(3,402,058)	1,458,405
Comprehensive income	$(5,455,685)	$(24,309,043)	$58,113

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.